Inventories and Related Notes Payable - Floor Plan	12 Months Ended
Dec. 31, 2011
Inventories and Related Notes Payable - Floor Plan [Abstract]
Inventories and Related Notes Payable - Floor Plan

3. Inventories and Related Notes Payable - Floor Plan

Inventories consist of the following:

	December 31,
(In thousands)	2011	2010
New vehicles	$569,573	$628,939
Used vehicles	178,568	165,039
Parts and accessories	54,042	50,854
Other	60,950	58,389

Inventories	$863,133	$903,221

Sonic finances all of its new and certain of its used vehicle inventory through standardized floor plan facilities with a syndicate of financial institutions and manufacturer-affiliated finance companies. The new and used floor plan facilities bear interest at variable rates based on prime and LIBOR. The weighted average interest rate for Sonic’s new vehicle floor plan facilities, for continuing operations and discontinued operations, was 2.39% and 2.71% for the years ended December 31, 2011 and 2010, respectively. Sonic’s floor plan interest expense related to the new vehicle floor plan arrangements is partially offset by amounts received from manufacturers in the form of floor plan assistance. Floor plan assistance received is capitalized in inventory and charged against cost of sales when the associated inventory is sold. For the years ended December 31, 2011, 2010 and 2009, for continuing operations and discontinued operations, Sonic recognized a reduction in cost of sales of approximately $26.7 million, $24.0 million and $22.6 million, respectively, related to manufacturer floor plan assistance.

The average interest rate for Sonic’s used vehicle floor plan facilities, for continuing operations and discontinued operations, was 2.71% and 2.88% for the years ended December 31, 2011 and 2010, respectively.

The new and used floor plan facilities are collateralized by vehicle inventories and other assets, excluding franchise and dealer agreements, of the relevant dealership subsidiary. The new and used floor plan facilities contain a number of covenants, including, among others, covenants restricting Sonic with respect to the creation of liens and changes in ownership, officers and key management personnel. Sonic was in compliance with all of these restrictive covenants as of December 31, 2011.